Segment Reporting (Details)	6 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Operating Decision Maker
Operating segment	1
Reporting segment	1
Segment description	The Company’s CODM uses consolidated results to measure segment profit or loss and assesses performance against expectations to make resource allocation decisions.